UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

         Investment Company Act file number             811-05502
                                            ------------------------------------

                              Comstock Funds, Inc.
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
         ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
               -------------------------------------------------
                    (Name and address of agent for service)

  Registrant's telephone number, including area code:       1-800-422-3554
                                                      --------------------------

                      Date of fiscal year end:    April 30
                                               --------------

             Date of reporting period: July 1, 2003 - June 30, 2004
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004

                                  STRATEGY FUND

------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORPORATION                                                  NEM                     Annual Meeting Date: 04/28/2004
Issuer: 651639                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                  Proposal          Vote            Against
 Number   Proposal                                                          Type            Cast             Mgmt.
------------------------------------------------------------------------------------------------------------------------------------

   01     ELECTION OF DIRECTORS                                          Management          For               No

   02     RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                     Management          For               No

   03     S/H PROPOSAL - RESCIND OR ALLOW SHAREHOLDER TO                 Shareholder         For              Yes
          RATIFY POISON PILL

                                              Custodian                  Stock           Ballot            Voted           Vote
          Account Name                        Account                    Class           Shares            Shares          Date
          --------------------------------------------------------------------------------------------------------------------------

          COMSTOCK STRATEGY FUND              068345                      106            17,000            17,000        04/2/2004

                               CAPITAL VALUE FUND

------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORPORATION                                                        NEM               Annual Meeting Date: 04/28/2004
Issuer: 651639                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                  Proposal          Vote            Against     Contrary to
 Number   Proposal                                                          Type            Cast             Mgmt.        Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                       Management          For               No           No

   02     RATIFY APPOINTMENT OF PRICEWATERHOUSECOOPERS                   Management          For               No           No
          LLP AS INDEPENDENT AUDITORS FOR 2004

   03     STOCKHOLDER PROPOSAL                                           Shareholder         For              Yes           No

                                              Custodian                    Stock           Ballot            Voted         Vote
          Account Name                        Account                      Class           Shares            Shares        Date
          --------------------------------------------------------------------------------------------------------------------------

          COMSTOCK CAPITAL VALUE              097810                        106            50,000            50,000     04/28/2004

------------------------------------------------------------------------------------------------------------------------------------
AVENTIS S.A.                                                                AVE                     Annual Meeting Date: 06/11/2004
Issuer: 053561                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                  Proposal          Vote            Against     Contrary to
 Number   Proposal                                                          Type            Cast             Mgmt.        Policy
------------------------------------------------------------------------------------------------------------------------------------

   O1     APPROVAL OF THE 2003 PARENT-COMPANY FINANCIAL                  Management          For               No           No
          STATEMENTS

   O2     APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS              Management          For               No           No
          2003

   O3     APPROVAL OF THE APPROPRIATION OF EARNINGS AND                  Management          For               No           No
          APPROVAL OF A DIVIDEND OF EURO 0.82 FOR DISTRIBUTION

   O4     APPROVAL OF REGULATED AGREEMENTS                               Management          For               No           No

   O5     APPROVAL OF THE INSTITUTION OF A SHARE REPURCHASE              Shareholder         For               No           No
          PROGRAM

   O6     APPROVAL OF THE APPOINTMENT OF MR. YVES NICOLAS                Management          For               No           No
          32 RUE GUERSANT - 75017 PARIS, AS SUBSTITUTE AUDITOR

   E7     APPROVAL TO AMEND ARTICLE 7 OF THE ARTICLES OF                 Management          For               No           No
          ASSOCIATION AND BY-LAWS

   E8     APPROVAL TO AMEND ARTICLE 11 OF THE ARTICLES                   Management          For               No           No
          OF ASSOCIATION AND BY-LAWS-MANAGEMENT BOARD

   E9     APPROVAL TO AMEND ARTICLE 13 OF THE ARTICLES                   Management          For               No           No
          OF ASSOCIATION AND BY-LAWS-SUPERVISORY BOARD

   O10    APPROVAL OF THE RENEWAL OF THE MANDATE OF A SUPERVISORY        Management          For               No           No
          BOARD MEMBER, MR. JEAN-MARC BRUEL

   O11    APPROVAL OF THE RENEWAL OF THE MANDATE OF A SUPERVISORY        Management          For               No           No
          BOARD MEMBER, MR. MARTIN FRUEHAUF

   O12    APPROVAL OF THE RENEWAL OF THE MANDATE OF A SUPERVISORY        Management          For               No           No
          BOARD MEMBER, MR. SERGE KAMPF

   O13    APPROVAL OF THE RENEWAL OF THE MANDATE OF A SUPERVISORY        Management          For               No           No
          BOARD MEMBER, MR. HUBERT MARKL

   O14    APPROVAL OF THE RENEWAL OF THE MANDATE OF A SUPERVISORY        Management          For               No           No
          BOARD MEMBER, MR. GUNTER METZ

   O15    APPROVAL OF THE RENEWAL OF THE MANDATE OF A SUPERVISORY        Management          For               No           No
          BOARD MEMBER, MR. DIDIER PINEAU-VALENCIENNE

   O16    APPROVAL OF THE RENEWAL OF THE MANDATE OF A SUPERVISORY        Management          For               No           No
          BOARD MEMBER, MS. SEHAM RAZZOUQI

   O17    APPROVAL OF THE RENEWAL OF THE MANDATE OF A SUPERVISORY        Management          For               No           No
          BOARD MEMBER, MR. MICHEL RENAULT

   O18    APPROVAL OF THE RENEWAL OF THE MANDATE OF A SUPERVISORY        Management          For               No           No
          BOARD MEMBER, MR. HANS-JUERGEN SCHINZLER

   O19    APPROVAL OF THE RENEWAL OF THE MANDATE OF A SUPERVISORY        Management          For               No           No
          BOARD MEMBER, MR. MARC VIENOT

   O20    APPROVAL OF THE GRANTING OF POWER-OF-ATTORNEY                  Management          For               No           No
          FOR ALL FORMALITIES IN CONNECTION WITH THE ANNUAL
          GENERAL MEETING

                                              Custodian                    Stock           Ballot            Voted         Vote
          Account Name                        Account                      Class           Shares            Shares        Date
          --------------------------------------------------------------------------------------------------------------------------

          COMSTOCK CAPITAL VALUE              097810                        106            21,000            21,000     06/11/2004

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant          Comstock Funds, Inc.
           ---------------------------------------------------------------------

By (Signature and Title)*    /s/ Bruce N. Alpert
                         -------------------------------------------------------
                             Bruce N. Alpert, Principal Executive Officer
                             (Principal Executive Officer)

Date August 18, 2004
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*Print the name and title of each signing officer under his or her signature.